INVESTMENT IN AN ASSOCIATE	12 Months Ended
Mar. 31, 2018
Disclosure of associates [abstract]
INVESTMENT IN AN ASSOCIATE
5.	INVESTMENT IN AN ASSOCIATE

New Pacific Metals Corp. (“NUAG”) is a Canadian public company listed on the TSX Venture Exchange (symbol: NUAG). NUAG is a related party of the Company by way of two common directors and officers, and the Company accounts for its investment in NUAG using the equity method as it is able to exercise significant influence over the financial and operating policies of NUAG.

In July 2017, the Company participated in NUAG’s private placement and subscribed 25,000,000 common shares of NUAG for $20.0 million.

In November 2017, the Company participated in NUAG’s strategic private placement. The placement was for 19,000,000 units, and the Company subscribed 3,000,000 units while Pan American Silver Corp. subscribed 16,000,000 units, at a price of CAD$1.42 per unit. Each unit is comprised of one common share of NUAG and one half of one common share purchase warrant. Arising from this strategic private placement, the Company’s ownership in NUAG was diluted from 32.2% to 29.8% and a dilution gain of $0.8 million was recorded along with the reclassification of loss of $18 from other comprehensive income to net income.

The Company also acquired additional 474,600 shares from the public market for $0.5 million during the year ended March 31, 2018.

As at March 31, 2018, the Company owned 39,280,900 common shares (March 31, 2017 – 10,806,300) of NUAG, representing an ownership interest of 29.8% (March 31, 2017 – 16.1%). The summary of the investment in NUAG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of NUAG's
	Number of		common shares per
	shares	Amount	quoted market price
Balance, April 1, 2016	10,806,300	$3,133	$2,333
Share of net income		282
Share of other comprehensive loss		(12)
Impairment recovery		5,278
Foreign exchange impact		(164)
Balance, March 31, 2017	10,806,300	8,517	8,517
Participate in Private placement	28,000,000	23,352
Purchase from open market	474,600	509
Share of net loss		(700)
Share of other comprehensive income		461
Impairment recovery		4,714
Dilution gain		822
Foreign exchange impact		326
Balance March 31, 2018	39,280,900	$38,001	$50,266

For the year ended March 31, 2018, an impairment recovery of $4,714 (year ended March 31, 2017 -$5,278) was recognized for the investment in NUAG based on the quoted market price of NUAG common shares.

Summarized financial information for the Company's investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2018 (1)	2017 (1)
(Loss) income from investments	$(976)	$3,999
General and administrative expense	(2,527)	(1,197)
Foreign exchange (loss) gain	(358)	388
Impairment charge	-	(2,933)
Other income	372	100
Net (loss) income of associate	$(3,489)	$357
Adjustments to net (loss) income of associate	760	1,391
Net (loss) income of associate qualified for pick-up	$(2,729)	$1,748
Company's share of net (loss) income	$(700)	$282

	March 31, 2018(1)	March 31, 2017(1)
Current assets	$28,279	$16,152
Non-current assets	57,268	9,248
Total assets	$85,547	$25,400

Current liabilities	970	600
Long-term liabilities	4,839	-
Total liabilities	5,809	600

Net assets	$79,738	$24,800
Company's share of net assets of associate	$23,730	$4,003
(1) NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.